Document and Entity Information	0 Months Ended
May 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 05, 2014
Registrant Name	Dreyfus Investment Grade Funds, Inc.
Central Index Key	0000889169
Amendment Flag	false
Document Creation Date	May 05, 2014
Document Effective Date	May 05, 2014
Prospectus Date	Dec. 01, 2013
Dreyfus Short-Term Income Fund | Class D
Risk/Return:
Trading Symbol	DSTIX
Dreyfus Short-Term Income Fund | Class P
Risk/Return:
Trading Symbol	DSHPX
Dreyfus Intermediate Term Income Fund | Class A
Risk/Return:
Trading Symbol	DRITX
Dreyfus Intermediate Term Income Fund | Class I
Risk/Return:
Trading Symbol	DITIX
Dreyfus Intermediate Term Income Fund | Class C
Risk/Return:
Trading Symbol	DTECX
Dreyfus Intermediate Term Income Fund | Class Y
Risk/Return:
Trading Symbol	DITYX